Other Intangible Assets - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Other Intangible Assets [Abstract]
Intangible Assets Amortization Expense	$ 300.8	$ 234.0	$ 212.4
Other Intangible Assets Amortization Expense	$ 27.6	$ 22.2	$ 23.4